Long-Term Debt And Loans Payable (Tables)	12 Months Ended
Dec. 31, 2014
Long Term Debt And Loans Payable [Abstract]
Schedule Of Long-Term Debt Future Sinking Fund Payments And Debt Maturities

Interest Rate Range	2015	2016	2017	2018	2019	Thereafter
0.00% to 0.99%	$490	$491	$72,491	$490	$490	$3,201
1.00% to 1.99%	2,027	1,941	51,801	1,830	1,756	15,516
2.00% to 2.99%	1,194	1,225	1,256	1,291	1,326	9,286
3.00% to 3.99%	2,617	2,684	2,780	2,871	2,824	227,099
4.00% to 4.99%	277	11,091	11,101	11,116	50,327	544,656
5.00% to 5.99%	38,610	16,883	25,060	10,716	36,251	302,130
6.00% to 6.99%	12,000	-	8,944	13,000	-	31,000
7.00% to 7.99%	375	442	478	518	560	32,051
8.00% to 8.99%	325	446	481	519	563	16,573
9.00% to 9.99%	700	700	700	5,700	700	19,300
10.00% to 10.99%	-	-	-	6,000	-	-
Total	$58,615	$35,903	$175,092	$54,051	$94,797	$1,200,812